Fair Value (Tables)	9 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s fair value hierarchy for assets and liabilities measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected, on a recurring basis:

	As of December 31, 2025				As of March 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$2,518	$—	$—	$2,518	$1,914	$—	$—	$1,914
Short-term investments (1)	735	—	—	735	740	—	—	740
Equity investments (2)	70	—	62	132	98	—	200	298
Available-for-sale debt securities	—	—	14	14	—	—	—	—
Convertible loans receivable	—	—	—	—	—	—	34	34
Foreign currency forward contracts	—	4	—	4	—	7	—	7
Total financial assets	$3,323	$4	$76	$3,403	$2,752	$7	$234	$2,993

Financial liabilities
Foreign currency forward contracts	$—	$1	$—	$1	$—	$2	$—	$2
Total financial liabilities	$—	$1	$—	$1	$—	$2	$—	$2
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with ASC Subtopic 820-10, Fair Value Measurements, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets and liabilities. See below for a description of the valuation techniques and inputs used in the fair value measurement of Level 3 investments including equity method investments, convertible loans receivable, and currency exchange contracts.
Equity Method Investments

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Fair value of financial assets at the beginning of the period	$200	$457	$200	$466
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	5	(4)	5	(13)
Sale of equity investments	(143)	—	(143)	—
Fair value at the end of the period	$62	$453	$62	$453
Convertible Loans Receivable

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
Fair value of financial assets at the beginning of the period	$34	$33	$34	$32
Settlement of convertible note receivable	(39)	—	(39)	—
Fair value gains recognized in the Condensed Consolidated Income Statements	5	—	5	1
Fair value at the end of the period	$—	$33	$—	$33

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of December 31, 2025
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$62	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	1.1x - 1.3x

As of March 31, 2025
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$200	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	1.1x - 1.3x
		Ampere – PWER	Probability of exit event	100%
			Time to future exit scenario	0.8 years